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July 1, 1999

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Nuveen Money Market Trust (File Nos. 333-74835 and 811-09267)
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     Filing Pursuant to Rule 497(j)
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectuses and Statements of Additional Information dated June 28, 1999 for Nuveen California Tax-Exempt Money Market Fund, Nuveen New York Tax-Exempt Money Market Fund and Nuveen Institutional Tax-Exempt Money Market Fund and the prospectus and Statement of Additional Information for Nuveen Money Market Fund dated June 25, 1999 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from that filed as part of Post-Effective Amendment No. 1 filed electronically on June 25, 1999.

Please do not hesitate to contact me at (202) 467-7479 should you have any questions.

Sincerely,

/s/ John E. Klim

John E. Klim
Legal Assistant